FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating cost and expenses:
General and administrative	¥ (165,150)	$ (25,916)	¥ (154,963)	¥ (230,248)
Total operating cost and expenses	1,348,534	211,615	998,053	1,695,507
Loss from operations	431,956	67,783	302,107	534,669
Interest income (expense)	(1,117)	(175)	7,716	5,720
Other income (loss) , net	16,952	2,660	6,711	23,425
Income tax expense	125,724	19,729	108,811	37,007
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(5,229)	(821)	(13,366)	471
Total comprehensive income attributable to Jiayin Group Inc.	466,949	73,274	239,597	528,216
Parent Company
Operating cost and expenses:
General and administrative	(6,979)	(1,095)	(6,740)	(2,886)
Total operating cost and expenses	(6,979)	(1,095)	(6,740)	(2,886)
Loss from operations	(6,979)	(1,095)	(6,740)	(2,886)
Interest income (expense)	(1)		7,701	4,910
Other income (loss) , net	(154)	(24)	(67,169)	1
Income before taxes and income from equity in subsidiaries and VIEs	(7,134)	(1,119)	(66,208)	2,025
Income tax expense	0	0	0	0
Equity in earnings of subsidiaries and VIEs	479,220	75,200	319,091	525,722
Net income	472,086	74,081	252,883	527,747
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(5,137)	(806)	(13,286)	469
Other comprehensive income (loss)	(5,137)	(806)	(13,286)	469
Total comprehensive income attributable to Jiayin Group Inc.	¥ 466,949	$ 73,275	¥ 239,597	¥ 528,216